Pzena International Value Fund
Schedule of Investments
November 30, 2021 (Unaudited)

	Shares	Fair Value
COMMON STOCKS - 92.98%
Belgium - 0.78%
KBC Group N.V.	1,322	$110,976
Brazil - 2.01%
Ambev S.A.	86,400	246,974
Ambev S.A. - ADR	13,543	38,191
		285,165
China - 1.55%
Alibaba Group Holding, Ltd. (a)	7,800	127,333
Alibaba Group Holding, Ltd. - ADR (a)	720	91,821
		219,154
Denmark - 3.20%
AP Moller - Maersk A/S - Series B	103	310,596
Danske Bank A/S	8,642	142,720
		453,316
Finland - 2.58%
Nokia Oyj - ADR (a)	65,330	365,848
France - 13.04%
Amundi S.A.	3,453	287,632
Bouygues S.A.	4,450	151,149
Cie Generale des Etablissements Michelin SCA	2,404	355,791
Publicis Groupe	3,309	214,431
Rexel S.A.	21,172	389,580
Sanofi	1,937	184,219
Schneider Electric SE	826	146,341
SCOR SE	3,753	118,281
		1,847,424
Germany - 8.55%
BASF SE	5,851	384,068
Covestro AG	6,425	363,162
Fresenius Medical Care AG & Co. KGaA	4,852	290,429
Siemens AG	1,081	173,203
		1,210,862
Hong Kong - 1.20%
Galaxy Entertainment Group, Ltd. (a)	31,000	169,550
Italy - 2.10%
Enel S.p.A.	39,082	297,272
Japan - 16.58%
Bridgestone Corp.	3,500	142,589
Fukuoka Financial Group, Inc.	7,000	113,823
Honda Motor Co., Ltd.	5,100	139,913
Honda Motor Co., Ltd. - ADR (a)	8,000	218,960
Iida Group Holdings Co., Ltd.	7,200	149,561
Isuzu Motors, Ltd.	21,100	285,975
Komatsu, Ltd.	12,600	288,930
Komatsu, Ltd. - ADR (a)	4,000	90,640
Mitsui & Co., Ltd.	6,800	153,825
MS&AD Insurance Group Holdings, Inc.	2,400	70,406
Panasonic Corp.	25,300	278,102
Resona Holdings, Inc.	31,900	117,288
Sumitomo Mitsui Financial Group, Inc.	2,000	65,520
Sumitomo Mitsui Financial Group, Inc. - ADR (a)	13,500	87,345
Suzuki Motor Corp.	1,700	68,956
T&D Holdings, Inc.	6,500	77,171
		2,349,004
Luxembourg - 0.98%
ArcelorMittal S.A.	5,138	139,440
Netherlands - 2.54%
ING Groep N.V.	20,707	286,689
Koninklijke KPN N.V.	24,985	73,700
		360,389
Republic of Korea - 2.69%
POSCO - ADR (a)	5,008	276,291
Shinhan Financial Group Co., Ltd. - ADR (a)	3,610	105,196
		381,487
Singapore - 2.53%
DBS Group Holdings, Ltd.	6,400	140,096
Wilmar International, Ltd.	72,700	218,971
		359,067
Spain - 1.54%
CaixaBank S.A.	84,830	218,771
Switzerland - 7.76%
Credit Suisse Group AG	11,343	110,113
Julius Baer Group, Ltd.	1,288	80,306
Novartis AG	2,751	220,068
Roche Holding AG	987	386,662
UBS Group AG	17,406	302,218
		1,099,367
Taiwan - 2.60%
Hon Hai Precision Industry Co., Ltd. - GDR	50,000	368,500
United Kingdom - 20.75%
Aviva PLC	28,313	144,971
Barclays PLC	57,700	141,367
HSBC Holdings PLC	51,343	286,347
J Sainsbury PLC	86,310	317,503
John Wood Group PLC (a)	93,972	251,830
Natwest Group PLC	51,659	146,064
Royal Dutch Shell PLC - Class A	19,299	406,659
Standard Chartered PLC	31,648	175,179
TechnipFMC PLC (a)(b)	36,089	204,625
Tesco PLC	79,739	293,489
Travis Perkins PLC	18,593	358,551
Vodafone Group PLC	146,298	212,741
		2,939,326
Total Common Stocks (Cost $13,947,820)		13,174,918

PREFERRED STOCK - 2.45%
Germany - 2.45%
Volkswagen AG, 2.98%	1,894	347,242
Total Preferred Stock (Cost $408,646)		347,242

SHORT-TERM INVESTMENT - 4.53%
Money Market Fund - 4.53%
Fidelity Institutional Government Portfolio - Class I, 0.01% (c)	641,484	641,484
Total Short-Term Investment (Cost $641,484)		641,484

Total Investments (Cost $14,997,950) - 99.96%		14,163,644
Other Assets in Excess of Liabilities - 0.04%		5,479
TOTAL NET ASSETS - 100.00%		$14,169,123

Percentages are stated as a percent of net assets.

ADR	American Depository Receipt
AG	Aktiengesellschaft
GDR	Global Depository Receipt
N.V.	Naamloze Vennootschap
PLC	Public Limited Company
S.A.	Société Anonyme
S.p.A	Società per azioni
(a)	Non-income producing security.
(b)	Foreign issued security.
(c)	The rate listed is the 7-day annualized yield as of November 30, 2021.

Pzena International Value Fund
Portfolio Diversification
November 30, 2021 (Unaudited)
		% of
	Fair Value	Net Assets
Common Stocks
Communication Services	$500,872	3.53%
Consumer Discretionary	2,028,551	14.32%
Consumer Staples	1,115,128	7.87%
Energy	863,114	6.09%
Financials	3,328,479	23.49%
Health Care	1,081,377	7.63%
Industrials	2,062,816	14.56%
Information Technology	734,348	5.18%
Materials	1,162,961	8.21%
Utilities	297,272	2.10%
Total Common Stocks	13,174,918	92.98%
Preferred Stock
Consumer Discretionary	347,242	2.45%
Total Preferred Stock	347,242	2.45%
Short-Term Investment	641,484	4.53%
Total Investments	14,163,644	99.96%
Other Assets in Excess of Liabilities	5,479	0.04%
Total Net Assets	$14,169,123	100.00%

The Global Industry Classification Standard (GICS®) was developed by and/or is the exclusive property of MSCI, Inc. and Standard &
Poor's Financial Services LLC (“S&P”). GICS is a service mark of
MSCI and S&P and has been licensed for use by Pzena Investment
Management, LLC.

Pzena International Value Fund
Summary of Fair Value Disclosure at November 30, 2021 (Unaudited)

The Fund utilizes various methods to measure the fair value of its investments on a recurring basis. Accounting principles generally accepted in the United
States of America ("U.S. GAAP") establish a hierarchy that prioritizes inputs to valuation methods. The three levels of inputs are:

Level 1 - Unadjusted quoted prices in active markets for identical assets or liabilities that the Fund has the ability to access.
Level 2 - Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.
Level 3 - Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund's own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The following is a summary of the inputs used to value the Fund's investments as of November 30, 2021:

Pzena International Value Fund
	Level 1	Level 2	Level 3	Total
Common Stocks
Belgium	$110,976	$-	$-	$110,976
Brazil	285,165	-	-	285,165
China	219,154	-	-	219,154
Denmark	453,316	-	-	453,316
Finland	365,848	-	-	365,848
France	1,847,424	-	-	1,847,424
Germany	1,210,862	-	-	1,210,862
Hong Kong	169,550	-	-	169,550
Italy	297,272	-	-	297,272
Japan	2,349,004	-	-	2,349,004
Luxembourg	139,440	-	-	139,440
Netherlands	360,389	-	-	360,389
Republic of Korea	381,487	-	-	381,487
Singapore	359,067	-	-	359,067
Spain	218,771	-	-	218,771
Switzerland	1,099,367	-	-	1,099,367
Taiwan	368,500	-	-	368,500
United Kingdom	2,939,326	-	-	2,939,326
Total Common Stocks	13,174,918	-	-	13,174,918
Total Preferred Stock
Germany	347,242	-	-	347,242
Total Preferred Stock	347,242	-	-	347,242
Short-Term Investment	641,484	-	-	641,484
Total Investments	$14,163,644	$-	$-	$14,163,644

Refer to the Funds’ schedule of investments for a detailed break-out of securities.